Property, Plant and Equipment (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				$ 7,298.4
General borrowing costs capitalised				69.1	$ 105.6	$ 64.9
Balance at end of the year			$ 11,336.8	11,336.8	7,298.4
Gold Road
Reconciliation of changes in property, plant and equipment [abstract]
Group beneficial interest	100.00%		100.00%
Gruyere Gold project
Reconciliation of changes in property, plant and equipment [abstract]
Percentage of ownership in joint operation	50.00%	50.00%					50.00%
Receivable
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				16,279.2	13,769.9
Reclassifications				0.0	0.0
Additions				1,398.5	1,183.4
Osisko asset acquisition				0.0	1,706.8
Derecognition of Gruyere previously held interest				(927.6)	0.0
Gold Road acquisition through business combination - 100%				3,220.6	0.0
Other Salares Norte non-cash costs capitalised				8.0	13.7
Right-of-use assets capitalised during the year (refer note 37)				36.5	71.7
Remeasurements of right-of-use assets capitalised (refer note 33)				16.7	8.5
General borrowing costs capitalised				69.1	105.6
Disposals				(9.5)	(6.9)
Scrapping of assets				(34.3)	(89.6)
Changes in estimates of rehabilitation assets (refer note 29.1)				29.4	20.6
Translation adjustment				785.9	(504.5)
Balance at end of the year			$ 20,872.5	20,872.5	16,279.2	13,769.9
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				(8,980.8)	(8,695.5)
Reclassifications				0.0	0.0
Derecognition of Gruyere previously held interest				(399.9)	0.0
Disposals				8.4	4.8
Scrapping of assets				34.3	89.6
Translation adjustment				352.3	(259.7)
Charge for the year				920.4	627.4
Salares Norte depreciation capitalised				6.1	8.5
Impairment					3.5
Reversal of impairment				(281.3)
Balance at end of the year			(9,535.7)	(9,535.7)	(8,980.8)	(8,695.5)
Right-of-use assets relating to mine development, infrastructure and other assets | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				440.7
Balance at end of the year			504.0	504.0	440.7
Right-of-use assets relating to mine development, infrastructure and other assets | Receivable | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				777.0	651.9
Reclassifications				0.0	(4.7)
Additions				8.2	0.0
Osisko asset acquisition				0.0	109.0
Derecognition of Gruyere previously held interest				(112.7)	0.0
Gold Road acquisition through business combination - 100%				135.8	0.0
Other Salares Norte non-cash costs capitalised				0.0	0.0
Right-of-use assets capitalised during the year (refer note 37)				36.5	71.7
Remeasurements of right-of-use assets capitalised (refer note 33)				16.7	8.5
General borrowing costs capitalised				0.0	0.0
Disposals				0.0	0.0
Scrapping of assets				(13.5)	(21.8)
Changes in estimates of rehabilitation assets (refer note 29.1)				0.0	0.0
Translation adjustment				41.9	(37.6)
Balance at end of the year			889.9	889.9	777.0	651.9
Right-of-use assets relating to mine development, infrastructure and other assets | Accumulated depreciation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				(336.3)	(279.8)
Reclassifications				0.0	(2.1)
Derecognition of Gruyere previously held interest				(47.9)	0.0
Disposals				0.0	0.0
Scrapping of assets				13.5	21.8
Translation adjustment				12.5	(11.6)
Charge for the year				95.5	88.7
Salares Norte depreciation capitalised				3.0	3.3
Impairment					0.0
Reversal of impairment				0.0
Balance at end of the year			(385.9)	(385.9)	(336.3)	(279.8)
Mine development, infrastructure and other assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				5,271.7
Balance at end of the year			6,710.6	6,710.6	5,271.7
Mine development, infrastructure and other assets | Receivable | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				13,729.3	12,638.0
Reclassifications				3.4	5.8
Additions				1,384.1	1,179.4
Osisko asset acquisition				0.0	268.7
Derecognition of Gruyere previously held interest				(795.5)	0.0
Gold Road acquisition through business combination - 100%				643.5	0.0
Other Salares Norte non-cash costs capitalised				8.0	13.7
Right-of-use assets capitalised during the year (refer note 37)				0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)				0.0	0.0
General borrowing costs capitalised				69.1	105.6
Disposals				(9.5)	(6.9)
Scrapping of assets				(20.8)	(67.8)
Changes in estimates of rehabilitation assets (refer note 29.1)				0.0	0.0
Translation adjustment				600.9	(407.2)
Balance at end of the year			15,612.5	15,612.5	13,729.3	12,638.0
Mine development, infrastructure and other assets | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				(8,457.6)	(8,241.6)
Reclassifications				0.0	2.1
Derecognition of Gruyere previously held interest				(344.8)	0.0
Disposals				8.4	4.8
Scrapping of assets				20.8	67.8
Translation adjustment				337.8	(241.5)
Charge for the year				758.7	519.3
Salares Norte depreciation capitalised				3.1	5.2
Impairment					3.5
Reversal of impairment				(281.3)
Balance at end of the year			(8,901.9)	(8,901.9)	(8,457.6)	(8,241.6)
Land, mineral rights and rehabilitation assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				1,586.0
Balance at end of the year			4,122.2	4,122.2	1,586.0
Land, mineral rights and rehabilitation assets | Receivable | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				1,772.9	480.0
Reclassifications				(3.4)	(1.1)
Additions				6.2	4.0
Osisko asset acquisition				0.0	1,329.1
Derecognition of Gruyere previously held interest				(19.4)	0.0
Gold Road acquisition through business combination - 100%				2,441.3	0.0
Other Salares Norte non-cash costs capitalised				0.0	0.0
Right-of-use assets capitalised during the year (refer note 37)				0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)				0.0	0.0
General borrowing costs capitalised				0.0	0.0
Disposals				0.0	0.0
Scrapping of assets				0.0	0.0
Changes in estimates of rehabilitation assets (refer note 29.1)				29.4	20.6
Translation adjustment				143.1	(59.7)
Balance at end of the year			4,370.1	4,370.1	1,772.9	480.0
Land, mineral rights and rehabilitation assets | Accumulated depreciation and impairment | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year				(186.9)	(174.1)
Reclassifications				0.0	0.0
Derecognition of Gruyere previously held interest				(7.2)	0.0
Disposals				0.0	0.0
Scrapping of assets				0.0	0.0
Translation adjustment				2.0	(6.6)
Charge for the year				66.2	19.4
Salares Norte depreciation capitalised				0.0	0.0
Impairment					0.0
Reversal of impairment				0.0
Balance at end of the year			$ (247.9)	$ (247.9)	$ (186.9)	$ (174.1)
Salares Norte project
Reconciliation of changes in property, plant and equipment [abstract]
Average interest capitalisation rate (in percent)				4.30%	7.00%